VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) shares	May 31, 2018 USD ($) containership	May 16, 2018 USD ($) containership	Apr. 05, 2018 containership	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
Cost	$ 2,530,361				$ 2,256,747
Accumulated depreciation	458,071				494,151
Vessels and equipment, net	$ 2,072,290				$ 1,762,596
Number of container vessels | containership		4		15
Value of vessels acquired- part non cash acquisition		$ 445,000
Stock issued as consideration for container vessels, number of shares | shares	4,024,984
Shares issued arising from consideration paid on vessel acquisitions	$ 58,000
Additional consideration paid		$ 18,000
Number of container vessels disposed of | containership			1
Container vessels [Member]
Property, Plant and Equipment [Line Items]
Net carrying value of container vessel			$ 12,300